SCHEDULE OF BALANCE SHEET (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current Assets:
Cash		$ 56,222	$ 374,091
Draws against commissions		208,344	175,103
Loan receivable			12,500
Due from related parties			482,550
Total Current Assets		449,566	1,044,244
Property and equipment, net		15,971	41,872
Related party loan
Total Current Assets		783,651	1,086,116
Current Liabilities:
Accounts payable and accruals		74,318	44,786
Total Current Liabilities		229,992	92,376
Loan payable, net of current portion		139,362	140,117
Total Liabilities		666,883	232,493
Stockholders’ Deficit:
Common stock		1,000	101	[1]
Additional paid-in capital		2,804,236	426,500
Accumulated deficit		(2,688,468)	427,022
Total stockholders’ equity		116,768	853,623		$ (100,659)
Total Liabilities and Stockholders’ Equity		783,651	1,086,116
Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party		10,638	7,590
Related Party [Member]
Current Assets:
Due from related parties			482,550
Current Liabilities:
Loan payable – related party		$ 90,000	40,000
Previously Reported [Member]
Current Assets:
Cash			374,091
Draws against commissions			212,323
Loan receivable			12,500
Due from related parties			510,468
Total Current Assets			1,109,382
Property and equipment, net			41,872
Related party loan			155,000
Total Current Assets			1,306,254
Current Liabilities:
Accounts payable and accruals			82,131
Total Current Liabilities			229,838
Loan payable, net of current portion
Total Liabilities			229,838
Stockholders’ Deficit:
Common stock	[1]
Additional paid-in capital			616,306
Accumulated deficit			460,110
Total stockholders’ equity			1,079,416
Total Liabilities and Stockholders’ Equity			1,306,254
Previously Reported [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party			147,707
Previously Reported [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party
Revision of Prior Period, Error Correction, Adjustment [Member]
Current Assets:
Cash
Draws against commissions			(37,220)
Loan receivable
Due from related parties			(27,918)
Total Current Assets			(65,138)
Property and equipment, net
Related party loan			(155,000)
Total Current Assets			(220,138)
Current Liabilities:
Accounts payable and accruals			(37,345)
Total Current Liabilities			(137,462)
Loan payable, net of current portion			140,117
Total Liabilities			2,655
Stockholders’ Deficit:
Common stock	[1]		101
Additional paid-in capital			(189,806)
Accumulated deficit			(33,088)
Total stockholders’ equity			(222,793)
Total Liabilities and Stockholders’ Equity			(220,138)
Revision of Prior Period, Error Correction, Adjustment [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party			(140,117)
Revision of Prior Period, Error Correction, Adjustment [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party			$ 40,000

[1]	Specifically related to reverse acquisition accounting.